accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2019
accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2019	2018
Accrued liabilities	$1,111	$1,159
Payroll and other employee-related liabilities	404	429
Restricted share units liability	94	72
	1,609	1,660
Trade accounts payable	933	686
Interest payable	167	157
Other	88	67
	$2,797	$2,570